Borrowings	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Borrowings

6. Borrowings

The following table displays our borrowings and a ranking of priority:

	Priority Rank	June 30, 2022	December 31, 2021
Borrowing Source
Purchase and sale agreements and other secured borrowings	1	$22,051	$19,165
Secured lines of credit from affiliates	2	344	859
Unsecured line of credit (senior)	3	1,250	1,250
Other unsecured debt (senior subordinated)	4	1,094	1,053
Unsecured Notes through our public offering, gross	5	20,349	20,636
Other unsecured debt (subordinated)	5	3,545	4,693
Other unsecured debt (junior subordinated)	6	447	447

Total		$49,080	$48,103

The following table shows the maturity of outstanding debt as of June 30, 2022:

Year Maturing	Total Amount Maturing	Public Offering	Other Unsecured	Secured Borrowings
2022	$25,564	$3,269	$703	$21,592
2023	7,433	5,098	2,264	71
2024	8,822	6,108	2,587	127
2025	5,588	5,117	398	73
2026 and thereafter	1,673	757	384	532
Total	$49,080	$20,349	$6,336	$22,395

Secured Borrowings

Lines of Credit

As of June 30, 2022 and December 31, 2021, the Company had $344 and $859 borrowed against its lines of credit from affiliates, respectively, which have a total limit of $2,500.

None of our lines of credit have given us notice of nonrenewal during the second quarter or first six months of 2022, and the lines will continue to automatically renew unless notice of nonrenewal is given by a lender.

Secured Deferred Financing Costs

The Company had secured deferred financing costs of $7 and $8 as of June 30, 2022 and December 31, 2021, respectively.

Borrowings secured by loan assets are summarized below:

	June 30, 2022		December 31, 2021
	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender
Loan Purchaser
Builder Finance	$6,771	$4,905	$4,847	$2,969
S.K. Funding	10,873	6,300	8,084	5,500

Lender
Shuman	527	125	566	125
Jeff Eppinger	3,586	1,500	3,328	1,500
R. Scott Summers	1,606	847	1,475	847
John C. Solomon	993	563	1,139	563
Judith Y. Swanson	11,009	7,000	9,803	6,841

Total	$35,365	$21,240	$29,242	$18,345

Unsecured Borrowings

Unsecured Notes through the Public Offering (“Notes Program”)

The effective interest rate on borrowings through our Notes Program at June 30, 2022 and December 31, 2021 was 8.90% and 9.28%, respectively, not including the amortization of deferred financing costs. We generally offer four durations at any given time, ranging from 12 to 48 months from the date of issuance. There are limited rights of early redemption. Our 36-month Note has a mandatory early redemption option, subject to certain conditions. The following table shows the roll forward of our Notes Program:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Gross Notes outstanding, beginning of period	$20,636	$21,482	$21,482
Notes issued	1,303	7,876	6,330
Note repayments / redemptions	(1,590)	(8,722)	(6,213)

Gross Notes outstanding, end of period	$20,349	$20,636	$21,599

Less deferred financing costs, net	(383)	(367)	(407)

Notes outstanding, net	$19,966	$20,269	$21,192

The following is a roll forward of deferred financing costs:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Deferred financing costs, beginning balance	$1,061	$942	$942
Additions	138	119	71
Deferred financing costs, ending balance	1,199	1,061	1,013
Less accumulated amortization	(816)	(694)	(606)
Deferred financing costs, net	$383	$367	$407

The following is a roll forward of the accumulated amortization of deferred financing costs:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Accumulated amortization, beginning balance	$694	$526	$526
Additions	122	168	80
Accumulated amortization, ending balance	$816	$694	$606

Other Unsecured Debts

Our other unsecured debts are detailed below:

			Principal Amount Outstanding as of
Loan	Maturity Date	Interest Rate(1)	June 30, 2022	December 31, 2021
Unsecured Note with Seven Kings Holdings, Inc.	Demand(2)	9.5%	$500	$500
Unsecured Line of Credit from Swanson	July 2022	10.0%	-	159
Unsecured Line of Credit from Builder Finance, Inc.	January 2023	10.0%	750	750
Subordinated Promissory Note	April 2024	10.0%	100	100
Subordinated Promissory Note	August 2022	11.0%	200	200
Subordinated Promissory Note	February 2023	10.0%	600	600
Subordinated Promissory Note	June 2023	10.0%	400	400
Subordinated Promissory Note	March 2024	9.75%	500	-
Subordinated Promissory Note	December 2022	5.0%	3	3
Subordinated Promissory Note	December 2023	11.0%	20	20
Subordinated Promissory Note	February 2024	11.0%	20	20
Subordinated Promissory Note	January 2025	10.0%	15	15
Subordinated Promissory Note	January 2026	8.0%	10	-
Subordinated Promissory Note	November 2023	9.5%	200	200
Subordinated Promissory Note	October 2024	10.0%	700	700
Subordinated Promissory Note	December 2024	10.0%	100	100
Subordinated Promissory Note	April 2025	10.0%	202	202
Subordinated Promissory Note	July 2023	8.0%	100	100
Subordinated Promissory Note	July 2024	5.0%	-	1,500
Subordinated Promissory Note	September 2023	7.0%	94	94
Subordinated Promissory Note	October 2023	7.0%	100	100
Subordinated Promissory Note	December 2025	8.0%	180	180
Senior Subordinated Promissory Note	March 2026(3)	10.0%	-	334
Senior Subordinated Promissory Note	March 2026(3)	8.0%	375	-
Senior Subordinated Promissory Note	October 2024(4)	1.0%	720	720
Junior Subordinated Promissory Note	October 2024(4)	20.0%	447	447
			$6,336	$7,444

(1)	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.

(2)	Due six months after lender gives notice.

(3)	Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.

(4)	These notes were issued to the same holder and, when calculated together, yield a blended return of 10% per annum.

7. Borrowings

The following table displays our borrowings and a ranking of priority:

	Priority Rank	December 31, 2021	December 31, 2020
Borrowing Source
Purchase and sale agreements and other secured borrowings	1	$19,165	$22,968
Secured line of credit from affiliates	2	859	-
Unsecured line of credit (senior)	3	1,250	500
EIDL advance	3	-	10
Other unsecured debt (senior subordinated)	4	1,053	1,800
Unsecured Notes through our public offering, gross	5	20,636	21,482
Other unsecured debt (subordinated)	5	4,693	2,747
Other unsecured debt (junior subordinated)	6	447	864

Total		$48,103	$50,371

The following table shows the maturity of outstanding debt as of December 31, 2021:

Year Maturing	Total Amount Maturing	Public Offering	Other Unsecured	Secured Borrowings
2022	$28,238	$7,074	$1,945	$19,219
2023	5,060	3,475	1,514	71
2024	8,716	5,002	3,587	127
2025	5,565	5,085	398	82
2026 and thereafter	524	-	-	524
Total	$48,103	$20,636	$7,444	$20,023

Secured Borrowings

Loan Purchase and Sale Agreements

We have two loan purchase and sale agreements where we are the seller of portions of loans we create. The two purchasers are Builder Finance, Inc. (“Builder Finance”) and S.K. Funding, LLC (“S.K. Funding”). Generally, the purchasers buy between 50% and 75% of each loan sold. They receive interest rates ranging from our cost of funds to the interest rate charged to the borrower (interest rates were between 6% and 11% for both 2021 and 2020). The purchasers generally do not receive any of the loan fees we charge. We have the right to call some of the loans sold, with some restrictions. Once sold, the purchaser must fund their portion of the loans purchased. We service the loans. Also, there are limited put options in some cases, whereby the purchaser can cause us to repurchase a loan. The loan purchase and sale agreements are recorded as secured borrowings.

In March 2018, we entered into the Seventh Amendment (the “Seventh Amendment”) to our Loan Purchase and Sale Agreement with S.K. Funding. The purpose of the Seventh Amendment was to allow S.K. Funding to purchase a portion of the Pennsylvania Loans.

The timing of the Company’s principal and interest payments to S.K. Funding under the Seventh Amendment, and S.K. Funding’s obligation to fund the Pennsylvania Loans, vary depending on the total principal amount of the Pennsylvania Loans outstanding at any time, as follows:

●	If the total principal amount exceeds $1,000, S.K. Funding must fund the amount between $1,000 and less than or equal to $4,500.
●	If the total principal amount is less than $4,500, then the Company will also repay S.K. Funding’s principal as principal payments are received on the Pennsylvania Loans from the underlying borrowers in the amount by which the total principal amount is less than $4,500 until S.K. Funding’s principal has been repaid in full.
●	The interest rate accruing to S.K. Funding under the Seventh Amendment is 10.5% calculated on a 365/366-day basis.

The Seventh Amendment had a term of 24 months and automatically renews for additional six-month terms unless either party gives written notice of its intent not to renew at least six months prior to the end of a term. S.K. Funding will have a priority position as compared to the Company in the case of a default by any of the borrowers.

In April 2021, we entered into the Eleventh Amendment (the “Eleventh Amendment”) to our Loan Purchase and Sale Agreement with S.K. Funding. The purpose of the Eleventh Amendment was to allow a principal increase to $2,000 from the original $1,000 in the Tenth Amendment dated January 2019. In addition, if the collateral value drops then an unsecured portion or $400 may be used until the collateral is increased back to $2,000.

The Eleventh Amendment has a term of 12 months and will automatically renew for an additional six-month term unless either party gives written notice of its intent not to renew at least five months prior to the end of a term. S.K. Funding will have a priority position as compared to the Company in the case of a default by any of the borrowers.

Lines of Credit

Lines of Credit with Mr. Wallach and His Affiliates

During June 2018, we entered into the First Amendment to the line of credit with our Chief Executive Officer and his wife (the “Wallach LOC”) which modified the interest rate on the Wallach LOC to generally equal the prime rate plus 3%. The interest rate for the Wallach LOC was 6.25% as of December 31, 2021 and 2020. As of December 31, 2021, and 2020, the amount outstanding pursuant to the Wallach LOC was $0. The maximum amount outstanding on the Wallach LOC is $1,250 and the loan is a demand loan.

During June 2018, we also entered into the First Amendment to the line of credit with the 2007 Daniel M. Wallach Legacy Trust, which is our CEO’s trust (the “Wallach Trust LOC”) which modified the interest rate on the Wallach Trust LOC to generally equal the prime rate plus 3%. The interest rate for this borrowing was 6.25% as of December 31, 2021 and 2020. There were no amounts borrowed against the Wallach Trust LOC as of December 31, 2021 and 2020. The maximum amount outstanding on the Wallach Trust LOC is $250 and the loan is a demand loan.

Line of Credit with William Myrick

During June 2018, we entered into a line of credit agreement (the “Myrick LOC Agreement”) with our Executive Vice President (“EVP”), William Myrick. Pursuant to the Myrick LOC Agreement, Mr. Myrick provides us with a line of credit (the “Myrick LOC”) with the following terms:

●	Principal not to exceed $1,000;
●	Secured by a lien against all of our assets;
●	Cost of funds to us of prime rate plus 3%; and
●	Due upon demand.

As of December 31, 2021 and 2020, the amount outstanding pursuant to the Myrick LOC was $859 and $0, respectively. For the years ended December 31, 2021 and 2020, interest expense was $6 and $19, respectively.

Line of Credit with Shuman

During July 2017, we entered into a line of credit agreement (the “Shuman LOC Agreement”) with Steven K. Shuman, which is now held by Cindy K. Shuman. Pursuant to the Shuman LOC Agreement, Shuman provides us with a revolving line of credit (the “Shuman LOC”) with the following terms:

●	Principal not to exceed $1,325;
●	Secured with assignments of certain notes and mortgages;
●	Cost of funds to us of 10%; and
●	Due in July 2022, but will automatically renew for additional 12-month periods, unless either party gives notice to not renew.

As of December 31, 2021 and 2020, the amount outstanding pursuant to the Shuman LOC was $125 and $1,325, respectively. Interest expense was $77 and $135 for the years ended December 31, 2021 and 2020, respectively.

During December 2021, the full Swanson LOC was assigned to Judith Swanson, a trustee of the 2021 Income Trust.

Line of Credit with Swanson

During December 2018, we entered into a Master Loan Modification Agreement (the “Swanson Modification Agreement”) with Paul Swanson which modified the line of credit agreement between us and Mr. Swanson dated October 23, 2017. Pursuant to the Swanson Modification Agreement, Mr. Swanson provides us with a revolving line of credit (the “Swanson LOC”) with the following terms:

●	Principal not to exceed $7,000;
●	Secured with assignments of certain notes and mortgages;
●	Cost of funds to us of 6%; and
●	Due in July 2022, but will automatically renew for additional 12-month periods, unless either party gives notice to not renew.

The Swanson LOC was fully borrowed as of December 31, 2021 and 2020. Interest expense was $619 and $709 for the years ended December 31, 2021 and 2020, respectively.

During December 2021, the full Swanson LOC was assigned to Judith Swanson, as trustee of a trust.

New Lines of Credit

During 2020 and 2019, we entered into five line of credit agreements (the “New LOC Agreements”). Pursuant to the New LOC Agreements, the lenders provide us with revolving lines of credit with the following terms:

●	Principal not to exceed $6,063;
●	Secured with assignments of certain notes and mortgages; and
●	Terms generally allow the lenders to give one month notice after which the principal balance of a New LOC Agreement will reduce to a zero over the next six months.

The total balance of the New LOC Agreements was $2,909 and $4,159 as of December 31, 2021 and 2020, respectively. Interest expense was $262 and $341 for the year ended December 31, 2021 and 2020, respectively.

Mortgage Payable

During January 2018, we entered into a commercial mortgage on our office building with the following terms:

●	Principal not to exceed $660;
●	Interest rate at 5.07% per annum based on a year of 360 days; and
●	Due in January 2033.

The principal amount of the Company’s commercial mortgage was $604 and $619 as of December 31, 2021 and 2020, respectively. For the years ended December 31, 2021 and 2020, interest expense was $32 and $33, respectively.

Community Loan

During June 2020, we entered into a business loan agreement with Community Bank (“Community Loan”) with the following terms:

●	Principal not to exceed $362;
●	First principal payment due July 2023;
●	Secured by certain of our foreclosed assets;
●	Interest rate at 3.8% per annum based on a year of 360 days; and
●	Due in July 2025.

The principal amount for the Community Loan was $217 and $362 as of December 31, 2021 and 2020, respectively. Interest expense for the years ended December 31, 2021 and 2020 was $11 and $8, respectively.

Secured Deferred Financing Costs

The Company had secured deferred financing costs of $7 and $8 as of December 31, 2021 and 2020, respectively.

Secured Borrowings Secured by Loan Assets

Borrowings secured by loan assets are summarized below:

	December 31, 2021		December 31, 2020
	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender
Loan Purchaser
Builder Finance	$4,847	$2,969	$7,981	$5,919
S.K. Funding	8,084	5,500	4,551	3,898

Lender
Shuman	566	125	1,916	1,325
Jeff Eppinger	3,328	1,500	2,206	1,500
Hardy Enterprises, Inc.	-	-	1,590	1,000
Gary Zentner	-	-	424	250
R. Scott Summers	1,475	847	1,259	847
John C. Solomon	1,139	563	743	563
Swanson	9,803	6,841	9,381	6,685

Total	$29,242	$18,345	$30,051	$21,987

Unsecured Borrowings

Unsecured Notes through the Public Offering (“Notes Program”)

The effective interest rate on borrowings through our Notes Program at December 31, 2021 and 2020 was 9.28% and 10.38%, respectively, not including the amortization of deferred financing costs. There are limited rights of early redemption. We generally offer four durations at any given time, ranging from 12 to 48 months. The following table shows the roll forward of our Notes Program:

	December 31, 2021	December 31, 2020

Gross notes outstanding, beginning of period	$21,482	$20,308
Notes issued	7,876	7,691
Note repayments / redemptions	(8,722)	(6,517)

Gross Notes outstanding, end of period	20,636	21,482

Less deferred financing costs, net	(367)	(416)

Notes outstanding, net	$20,269	$21,066

The following is a roll forward of deferred financing costs:

	December 31, 2021	December 31, 2020

Deferred financing costs, beginning balance	$942	$786
Additions	119	156
Deferred financing costs, ending balance	$1,061	$942
Less accumulated amortization	(694)	(526)
Deferred financing costs, net	$367	$416

The following is a roll forward of the accumulated amortization of deferred financing costs:

	December 31, 2021	December 31, 2020

Accumulated amortization, beginning balance	$526	$370
Additions	168	165
Disposals	-	(9)
Accumulated amortization, ending balance	$694	$526

Other Unsecured Debts

Our other unsecured debts are detailed below:

			Principal Amount Outstanding as of
Loan	Maturity Date	Interest Rate(1)	December 31, 2021	December 31, 2020
Unsecured Note with Seven Kings Holdings, Inc.	Demand(2)	9.5%	$500	$500
Unsecured Line of Credit from Swanson	July 2022	6.0%	159	315
Unsecured Line of Credit from Builder Finance, Inc.	January 2023	10.0%	750	-
Subordinated Promissory Note	December 2021	10.5%	-	146
Subordinated Promissory Note	April 2024	10.0%	100	100
Subordinated Promissory Note	April 2021	10.0%	-	174
Subordinated Promissory Note	August 2022	11.0%	200	200
Subordinated Promissory Note	March 2023	11.0%	-	169
Subordinated Promissory Note	February 2023	10.0%	600	-
Subordinated Promissory Note	June 2023	10.0%	400	-
Subordinated Promissory Note	February 2021	11.0%	-	600
Subordinated Promissory Note	Demand	5.0%	-	-
Subordinated Promissory Note	December 2022	5.0%	3	3
Subordinated Promissory Note	December 2023	11.0%	20	20
Subordinated Promissory Note	February 2024	11.0%	20	20
Subordinated Promissory Note	January 2025	10.0%	15	-
Subordinated Promissory Note	November 2021	9.5%	-	200
Subordinated Promissory Note	November 2023	9.5%	200	-
Subordinated Promissory Note	October 2024	10.0%	700	700
Subordinated Promissory Note	December 2024	10%	100	100
Subordinated Promissory Note	April 2025	10.0%	202	-
Subordinated Promissory Note	July 2023	8.0%	100	-
Subordinated Promissory Note	July 2024	5.0%	1,500	-
Subordinated Promissory Note	September 2023	7.0%	94	-
Subordinated Promissory Note	October 2023	7.0%	100	-
Subordinated Promissory Note	December 2025	8.0%	180	-
Senior Subordinated Promissory Note	March 2022(3)	10.0%	334	352
Senior Subordinated Promissory Note	March 2022(4)	1.0%	-	728
Junior Subordinated Promissory Note	March 2022(4)	22.5%	-	417
Senior Subordinated Promissory Note	October 2024(5)	1.0%	720	720
Junior Subordinated Promissory Note	October 2024(5)	20.0%	447	447
			$7,444	$5,911

(1)	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.

(2)	Due six months after lender gives notice.

(3)	Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.

(4)	These notes were issued to the same holder and, when calculated together, yield a blended rate of 11% per annum.

(5)	These notes were issued to the same holder and, when calculated together, yield a blended rate of 10% per annum.

During February 2021, we borrowed approximately $361 pursuant to the Paycheck Protection Program (“PPP”), created under the Coronavirus Aid, Relief, and Economic Security Act, or CARES Act. The PPP is intended to provide loans to qualified businesses to cover payroll and certain other identified costs. Funds from the loan may only be used for certain purposes, including payroll, benefits, rent, and utilities. All or a portion of the loan may be forgivable, as provided by the terms of the PPP.

In August 2021, the full principal amount of the PPP loan or $361 and the accrued interest were forgiven by the U.S. Small Business Administration.

During April 2020, the Company received a grant under the Economic Injury Disaster Loan Emergency Advance (the “EIDL Advance”) of $10 which was used for payroll and other certain operating expenses.

In February 2021, the full EIDL Advance of $10 and accrued interest were forgiven by the U.S. Small Business Administration.

In May 2020, we borrowed approximately $361 pursuant to the PPP which was used for payroll and other certain operating expenses.

In November 2020, the full principal amount of the PPP loan or $361 and the accrued interest were forgiven by the U.S. Small Business Administration.